PROPERTY AND EQUIPMENT, NET (Schedule of Depreciation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,078,108	$ 4,653,914	$ 2,426,188
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	6,200,645	4,001,726	2,033,006
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	366,819	278,094	128,527
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	431,246	347,904	196,233
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 79,398	$ 26,190	$ 68,422